Derivative Financial Instruments – Consolidated - Schedule of Breakdown per Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Total	R$ 1,023,349	R$ 1,071,190
Liabilities
Total	(344,451)	(317,315)
≤03 months [Member]
Assets
Total	57,953	151,217
Liabilities
Total	(43,975)	(65,959)
03-12 months [Member]
Assets
Total	137,253	77,564
Liabilities
Total	(25,512)	(75,315)
01-03 years [Member]
Assets
Total	236,090	175,485
Liabilities
Total	(104,646)	(18,020)
>03 years [Member]
Assets
Total	592,053	666,924
Liabilities
Total	(170,318)	(158,021)
Swap [Member]
Assets
Total	869,232	834,744
Liabilities
Total	(264,236)	(170,417)
Swap [Member] | ≤03 months [Member]
Assets
Total	30,256	4,961
Liabilities
Total	(605)	(130)
Swap [Member] | 03-12 months [Member]
Assets
Total	91,920	7,019
Liabilities
Total	(3,075)	(17,623)
Swap [Member] | 01-03 years [Member]
Assets
Total	155,534	167,954
Liabilities
Total	(92,378)	(14,234)
Swap [Member] | >03 years [Member]
Assets
Total	591,522	654,810
Liabilities
Total	(168,178)	(138,430)
NDF [Member]
Assets
Total	32,552	196,357
Liabilities
Total	(46,317)	(107,118)
NDF [Member] | ≤03 months [Member]
Assets
Total	13,982	126,182
Liabilities
Total	(17,349)	(53,306)
NDF [Member] | 03-12 months [Member]
Assets
Total	5,674	55,160
Liabilities
Total	(17,237)	(42,696)
NDF [Member] | 01-03 years [Member]
Assets
Total	12,896	4,224
Liabilities
Total	(11,731)	(2,744)
NDF [Member] | >03 years [Member]
Assets
Total		10,791
Liabilities
Total		(8,372)
Options [Member]
Assets
Total	106,239	18,817
Liabilities
Total	(4,522)	(17,837)
Options [Member] | ≤03 months [Member]
Assets
Total	3,840	10,349
Liabilities
Total	(4,344)	(3,370)
Options [Member] | 03-12 months [Member]
Assets
Total	35,442	8,468
Liabilities
Total	(178)	(14,467)
Options [Member] | 01-03 years [Member]
Assets
Total	66,957
Liabilities
Total
Options [Member] | >03 years [Member]
Assets
Total
Liabilities
Total
Futures [Member]
Assets
Total	15,326	21,272
Liabilities
Total	(29,376)	(21,943)
Futures [Member] | ≤03 months [Member]
Assets
Total	9,875	9,725
Liabilities
Total	(21,677)	(9,153)
Futures [Member] | 03-12 months [Member]
Assets
Total	4,217	6,917
Liabilities
Total	(5,022)	(529)
Futures [Member] | 01-03 years [Member]
Assets
Total	703	3,307
Liabilities
Total	(537)	(1,042)
Futures [Member] | >03 years [Member]
Assets
Total	531	1,323
Liabilities
Total	R$ (2,140)	R$ (11,219)